ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
NET REVENUES
- Educational program and services	$ 66,402	411,998	536,511	675,174
- Software products				66,886				190
Total net revenues	66,402	411,998	536,511	742,060				190
Cost of revenues
- Educational program and services	(44,167)	(274,036)	(361,573)	(465,022)
- Software products				(12,177)				(951)
Total cost of revenues	(44,167)	(274,036)	(361,573)	(477,199)				(951)
GROSS PROFIT	22,235	137,962	174,938	264,861				(761)
Operating expenses:
Selling and marketing	(12,954)	(80,377)	(151,480)	(321,418)	(56)	(348)	(2,733)	(6,941)
General and administrative	(81,963)	(508,544)	(471,915)	(632,603)	(37,039)	(229,814)	(57,453)	(110,893)
Research and development	(1,976)	(12,259)	(19,545)	(31,842)	(23)	(144)	(742)	(872)
Total operating expenses	(144,048)	(893,757)	(727,186)	(1,747,859)	(37,118)	(230,306)	(60,928)	(118,706)
OPERATING LOSS	(121,813)	(755,795)	(552,248)	(1,482,998)	(37,118)	(230,306)	(60,928)	(119,467)
Share of loss from subsidiaries					(98,268)	(609,711)	(833,867)	(1,498,091)
OTHER INCOME (EXPENSE)
Interest expenses, net	(19,630)	(121,794)	(13,673)	(10,293)	(14,677)	(91,064)	(8,386)	(2,496)
Loss from extinguishment of debt	(23,193)	(143,901)			(23,193)	(143,901)
Foreign exchange losses, net	(93)	(580)	(109)	(1,229)	(74)	(459)		(136)
Other expenses, net	(1,449)	(8,989)	(8,150)	4,783	(221)	(1,372)	(3,637)	(976)
Income tax	(183)	(1,135)	10,424	(10,893)
NET LOSS ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	$ (173,553)	(1,076,813)	(906,818)	(1,621,166)	$ (173,551)	(1,076,813)	(906,818)	(1,621,166)